Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Central Index Key	0000742212
Amendment Flag	false
Document Creation Date	Jun. 03, 2013
Document Effective Date	Jun. 03, 2013
Prospectus Date	May 01, 2013